Acquisitions and disposals - Summary of Business Acquisitions and Disposals (Details)	Jan. 29, 2021	Jun. 30, 2020
Welly Health
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition percentage	51.00%
Glaxosmithkline
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition percentage		82.00%